WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule Of Warrants Outstanding and Exercisable

The following table outlines the warrants outstanding and exercisable as of March 31, 2016:

			Total
			Shares of	Aggregate
	Outstanding	Warrant	Common Stock	Exercise Price
	and	Exercise	Underlying	for One
Warrants	Exercisable	Price	the Warrant	Common Share	Expiration
Class A	1,532,598	$0.0027	755	$5.60	April 2021 - July 2021
Class B	1,310,956	$0.0027	640	$5.60	April 2012 - July 2021
Series B	1,074,082	$8.04	530	$16,873.50	March 2021 - July 2021
Series D	3,503,116	$0.0027	100,090	$5.60	June 2021
Series E	58,800,000	$0.25	1,680,000	$8.75	February 2022
Subordination	105,516	$0.0027	3,015	$5.60	June 2021
Common	463,356	$0.0027 - $32.00	230	$5.60 - $67,200.00	April 2016 - July 2021

Total Warrants	66,789,624		1,785,260

The following table outlines the warrants outstanding and exercisable as of December 31, 2014:

Warrants	Outstanding and Exercisable	Warrant Exercise Price	Common Stock Exchange Ratio	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	2,041,239	$4.92	2,100 : 1	973	$10,332.00	April 2021 -July 2021
Class B	1,645,845	$0.20	2,100 : 1	784	$420.00	April 2021 -July 2021
Series A	1,322,500	$7.00	2,100 : 1	630	$14,700.00	October 2015
Common	438,356	$2.00 - $32.00	2,100 : 1	209	$4,200.00 - $67,200.00	April 2016 -July 2021

Total Warrants	5,447,940			2,596

The following table outlines the warrants outstanding and exercisable as of December 31, 2015:

Warrants	Outstanding and Exercisable	Warrant Exercise Price	Common Stock Exchange Ratio	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	1,532,598	$0.03	2,100 : 1	755	$64.75	April 2021 - July 2021
Class B	1,310,956	$0.03	2,100 : 1	640	$64.75	April 2021 - July 2021
Series B	1,074,082	$8.75	2,100 : 1	530	$18,375.00	March 2021 - July 2021
Series C	5,229,973	$2.55	2,100 : 1	2,491	$5,355.00	January 2017
Series D	3,503,116	$1.85	35 : 1	100,090	$64.75	June 2021
Subordination	105,516	$1.85	35 : 1	3,015	$64.75	June 2021
Common	463,356	$0.03 - $32.00	2,100 : 1	230	$64.75 - $67,200.00	April 2016 - July 2021

Total Warrants	13,219,597			107,751

Assumptions used in Calculating Fair Value of Warrants Granted

The following is the weighted average of the assumptions used in calculating the fair value of the warrants at an exchange ratio of 2,100 warrants for one share of common stock after they were modified in September 2014 using the Black-Scholes method:

Fair market value of one share of common stock	$10,374
Aggregate exercise price of 2,100 warrants	$21,000
Risk free rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Remaining contractual term	1.97 years

Summary of Stock Option Activity

The following table summarizes the Company’s total option activity for the three months ended March 31, 2016:

			Total	Aggregate	Weighted
		Weighted	Shares of	Exercise	Average
		Average	Common	Price	Remaining
		Option	Stock	for One	Contractual
		Exercise	Underlying	Common	Term in
	Options	Price	the Option	Share	Years
As of March 31, 2016:
Options outstanding as of January 1, 2016	792,534	$2.84	420	$5,964.00	8.0
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	500	$2.00	$1.00	$4,200.00	—

Options outstanding as of March 31, 2016	792,034	$2.84	419	$5,964.00	7.8

Common Stock Warrants Activity

The following table summarizes the common stock warrant activity during the years ended December 31, 2015 and 2014:

	Common Stock Warrants	Weighted Average Exercise Price $	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	274,420	8.00	4.2
Granted	5,331,520	3.91	5.5
Exercised	(158,000)	0.20	6.6
Expired	—	—	—

Warrants outstanding as of December 31, 2014	5,447,940	4.17	4.9

As of December 31, 2015:
Warrants outstanding as of January 1, 2015	5,447,940	4.17	4.9
Granted	26,617,714	2.71	4.3
Exercised	(17,547,639)	2.47	4.0
Expired	(1,298,418)	2.48	3.4

Warrants outstanding as of December 31, 2015	13,219,597	2.71	4.7

Common Stock Warrants
Summary of Stock Option Activity

The following table summarizes the common stock warrant activity during the three months ended March 31, 2016:

			Weighted
			Average
		Weighted	Remainder
	Common	Average	Contractual
	Stock	Exercise	Term in
	Warrants	Price	Years
As of March 31, 2016:
Warrants Outstanding as of January 1, 2016	13,219,597	$2.71	4.7
Granted	58,800,000	$0.25	5.9
Exercised	(5,229,973)	$2.55	—
Expired	—	—	—

Warrants outstanding as of March 31, 2016	66,789,624	$0.39	5.8

Preferred A Stock Warrants
Summary of Stock Option Activity

The following table summarizes the Preferred A stock warrant activity during the year ended December 31, 2014:

	Preferred A Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	2,231,727	$0.16	3.1
Granted	—	—	—
Converted	(2,231,727)	0.16	2.3
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

Preferred D Stock Warrants
Summary of Stock Option Activity

The following table summarizes the preferred D stock warrant activity during the year ended December 31, 2014:

	Preferred D Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	—	—	—
Granted	7,200,000	$0.025	6.8
Converted	(7,200,000)	$0.025	6.7
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

Stock Option Activity
Summary of Stock Option Activity

The following table summarizes the Company’s total option activity for the years ended December 31, 2015 and 2014:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Intrinsic Value
As of December 31, 2014:
Options outstanding as of January 1, 2014	115,750	$30.00	6.3
Granted	619,784	$2.86	9.4
Exercised	—	—	—
Forfeited/expired	(32,500)	$8.92	5.7

Options outstanding as of December 31, 2014	703,034	$2.98	8.8	$—

As of December 31, 2015:
Options outstanding as of January 1, 2015	703,034	$2.98	8.8
Granted	117,500	$2.56	9.6
Exercised	—	—	—
Forfeited/expired	(28,000)	$5.16	8.6

Options outstanding as of December 31, 2015	792,534	$2.84	8.0	$—